Financial instruments - Financial liabilities included in long-term debt (Details) - CAD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Disclosure of financial liabilities [line items]
Financial liabilities	$ 6,947,475	$ 4,473,019
Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	1,256,807	1,334,898
Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	1,341,168	1,407,344
Senior U.S. and euro unsecured notes | Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	1,211,965	1,256,554
Senior U.S. and euro unsecured notes | Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	1,297,632	1,330,809
Obligations under finance leases | Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	0	30,339
Obligations under finance leases | Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	0	29,792
Other long-term debt | Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	44,842	48,005
Other long-term debt | Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	$ 43,536	$ 46,743